Concentrations (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Coffee purchases | Supplier Concentration Risk | Four coffee vendors
Concentration Risk [Line Items]
Concentration Risk, Percentage	81.40%	71.60%	80.90%
Number of vendors	4	4
Shipping vendors | Shipping Expenses Concentration Risk | Five shipping vendors
Concentration Risk [Line Items]
Concentration Risk, Percentage	91.70%	81.00%	82.50%
Number of vendors	5	5
Fulfillment service provider | Fulfillment Service Provider Concentration Risk | Primary service provider
Concentration Risk [Line Items]
Concentration Risk, Percentage	96.60%	92.00%	99.00%
Marketing vendors | Marketing Expenses Concentration Risk | Five marketing expenses vendors
Concentration Risk [Line Items]
Concentration Risk, Percentage	53.10%
Number of vendors	5
Marketing vendors | Marketing Expenses Concentration Risk | Four marketing expenses vendors
Concentration Risk [Line Items]
Concentration Risk, Percentage		62.00%
Number of vendors		4
Marketing vendors | Marketing Expenses Concentration Risk | Three marketing expenses vendors
Concentration Risk [Line Items]
Concentration Risk, Percentage			57.60%
Number of vendors			3